INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES	NOTE－4 INVENTORIES The Company’s inventories were as follows:-
	As of December 31,
	2025	2024
	$’000	$’000

Parts and components	45	43

	45	43